6. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Valuation of Derivative liabilities
	May 25, 2013	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1.60	4.59
Expected dividend yield	–	–
Number of shares	120,000	500,000
Fair value	$44,966	$1,650,243

Fair value of liabilities measured on a recurring basis
		Fair Value Measurements at December 31, 2013
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,650,243	$–	$–	$1,650,243

Changes in the fair value of Level 3 financial liabilities that are measured at fair value on a recurring basis
For the year ended
December 31, 2013
Beginning balance	$–
Recognition of conversion feature liability	44,966
Recognition of derivative liability - warrants	1,531,303
Net unrealized loss on derivative liabilities	73,974
Ending balance	$1,650,243